Note 10 - Debt (Details) - Debt (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013		Dec. 31, 2012
HSH
Borrower / Vessel(s)			$ 150,395
Less-current portion			(150,395)
CENTRAL MARE INC
Loans from related parties			2,632
Date	2013		December 31,
Debt related to Vessel held for sale			19,592
Warhol / Miss Marilena [Member]
HSH
Borrower / Vessel(s)			29,456
Indiana / Tyrrhenian Wave [Member]
HSH
Borrower / Vessel(s)			21,224
Britto / Britto [Member]
HSH
Borrower / Vessel(s)			26,393
Jeke / Evian (ex Papillon) [Member]
HSH
Borrower / Vessel(s)			15,662
Hongbo / Hongbo [Member]
HSH
Borrower / Vessel(s)			24,289
Hongbo / Bridge Loan [Member]
HSH
Borrower / Vessel(s)			3,520
Lichtenstein / Lichtenstein [Member]
HSH
Borrower / Vessel(s)			26,819
The Company [Member]
HSH
Borrower / Vessel(s)			3,032
Central Mare [Member]
CENTRAL MARE INC
Loans from related parties			2,218
Shipping Financial Services Inc [Member]
CENTRAL MARE INC
Loans from related parties			414
Banksy / Ionian Wave [Member]
CENTRAL MARE INC
Debt related to Vessel held for sale		[1]	$ 19,592	[1]

[1]	M/T UACC Sila as of December 31, 2012 was classified as held for sale.